Current and long-term debt - Secured debt (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018
Secured Debt [Member]
Disclosure of detailed information about borrowings [line items]
EBITDA to interest expense ratio minimum	2.50	1.50